SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

  Employee Equity Incentive Plan

        The Company has granted Share-Based Awards to employees and consultants of the Company pursuant to its Employee Share Option Plan (the "2001 Plan") and the Third Amended and Restated 2007 Equity Incentive Plan (the "2007 Plan").

        On January 29, 2001, the Supervisory Board of Yandex Technologies Ltd. ("YTL"), the former parent of the Company, approved the 2001 Plan, which provided for the issuance of up to 36,909,292 options to employees of the Company to purchase ordinary shares in YTL. On February 7, 2007, the Company's Board adopted the 2007 Plan and subsequently amended it on October 11, 2007, October 14, 2008, November 10, 2011, and February 10, 2012. A share option issued under the 2007 Plan entitles the holder to purchase an ordinary share at a specified exercise price. Share appreciation rights ("SARs") issued under the 2007 Plan entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the measurement price. RSUs awarded under the 2007 Plan entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. The 2007 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire or, in regard to SARs, to benefit from the appreciation of ordinary shares representing in the aggregate a maximum of 10% of the issued share capital of the Company. In connection with a capital restructuring, all outstanding share options granted to eligible employees under the 2001 Plan were cancelled and replaced with new grants of options under the 2007 Plan. The Company recorded no additional compensation cost as a result of this cancellation and replacement because the terms of the replacement awards are substantially the same.

        Under the 2007 Plan, the award exercise or measurement price per share is set at the "fair market value" and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company's Board. For purposes of the 2007 Plan, "fair market value" means (A) at any time when the Company's shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, the closing price (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination. Share-Based Awards granted under the 2007 Plan generally vest over a four-year period. Approximately 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. If a grantee ceases to be an eligible participant within three months following the consummation of a change of control because of termination by the grantee for good reason or because of termination by the Company for any reason other than for cause, the Share-Based Award(s) held by such grantee shall become fully vested and immediately exercisable. The maximum term of a Share-Based Award granted under the 2007 Plan may not exceed ten years. The 2007 Plan expires at midnight on October 11, 2017. After its expiration, no further grants can be made under the 2007 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

        In October 2012, the Company offered non-executive employees of the Company an opportunity to exchange their SARs and options for RSUs based on an exchange ratio of 2:1. The replacement RSUs have the same vesting schedule as the existing SARs or existing options. A total of 692,855 awards were exchanged in connection with this offer.

        The Company estimates the fair value of share options and SARs using the BSM pricing model. The weighted average assumptions used in the BSM pricing model for grants made in the years ending December 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Dividend yield	—	—	—
Expected annual volatility	62%	65%	54%
Risk-free interest rate	4.00%	1.6%	0.78%
Expected life of the awards (years)	6.08 - 6.12	6.12 - 6.17	5.51 - 7.02
Weighted-average grant date fair value of awards (per share)	$4.04	$12.82	$10.13

        The Company used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

  •
  Expected forfeitures.  This assumption is estimated using historical trends of the number of awards forfeited prior to vesting and adjusted as appropriate for exceptional circumstances. Historically, as the Company typically only granted Share-Based Awards to senior employees who had been with the Company for at least one year, and the turnover rate for such employees was minimal, the Company estimated expected forfeitures to be insignificant. In 2012, as less senior employees began to be involved in the program, the Company calculated the forfeiture rate by reference to the historical employee turnover rate.

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  Expected volatility.  Because the Company's ordinary shares were not publicly traded prior to May 2011, expected volatility was previously estimated based on an analysis of the historical stock price volatility of comparable public companies for a preceding period equal to the expected term of the award grant being valued. For 2012 grants, the Company started to use historical volatility of the Company's own shares.

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  Expected term.  The expected term of awards granted has been calculated following the "simplified" method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.

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  Dividend yield.  This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. In the past, the Company has declared and paid dividends, including with respect to the year ended December 31, 2010. The Company did not declare any dividends with respect to 2011 or 2012. Currently, the Company does not have any plans to pay dividends in the near term. When the Company declared dividends in 2010, it followed the practice of paying optionees bonuses calculated as an amount per vested option share equal to the amount of the dividend declared per share. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing model for awards granted in the years ended December 31, 2010, 2011 and 2012.

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  Fair value of ordinary shares.  Prior to May 2011, the Company's ordinary shares were not publicly traded. Therefore, it estimated the fair value of its ordinary shares on the basis of valuations arrived at by employing the "income approach" and the "market approach" valuation methodologies. For periods after May 2011, the Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.

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  Risk-free interest rate.  Prior to May 2011, to estimate the risk-free rate, the Company used the implied yield currently available on Russian Eurobonds with a remaining term equal to the expected term of the Share-Based Award grant being valued. For periods after May 2011, the Company used the risk-free interest rates based on the US Treasury yield curve in effect at the grant date.

        The following table summarizes awards activity for the Company under the 2007 Plan:

	Options		SARs		RSUs
	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share
Outstanding as of January 1, 2012	14,346,268	$4.19	797,660	$20.80	—	—

Granted	—	—	820,000	20.08	1,922,028	—
Exercised	(3,903,880)	3.03	—	—	(1,562)	—
Forfeited	(258,126)	8.92	(58,540)	20.99	(48,763)	—
Cancelled	(50,491)	25.00	(657,855)	20.70	—	—

Outstanding as of December 31, 2012	10,133,771	$4.42	901,265	$20.21	1,871,703	—

        The following table summarizes information about outstanding and exercisable awards under the 2007 Plan as of December 31, 2012:

		Awards Outstanding			Awards Exercisable
Exercise Price ($)	Type of award	Number outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
0.83	Option	1,205,000	2.50	$25.0	1,205,000	2.50	$25.0
2.16	Option	1,441,655	3.55	27.9	1,441,655	3.55	27.9
2.74	Option	1,201,502	4.42	22.6	1,201,502	4.42	22.6
3.40	Option	846,315	5.09	15.3	846,315	5.09	15.3
3.43	Option	630,244	6.32	11.4	548,682	6.32	9.9
3.51	Option	1,245,425	6.86	22.5	873,175	6.86	15.7
4.16	Option	1,310,773	7.43	22.8	660,273	7.43	11.5
8.77	Option	2,084,857	7.85	26.6	955,607	7.85	12.2
25.00	Option	168,000	8.40	—	63,000	8.40	—

Total Options		10,133,771	5.70	174.1	7,795,209	5.15	140.1
16.95	SARs	9,375	8.97	—	2,344	8.97	—
18.44	SARs	—	—	—	—	—	—
19.00	SARs	370,000	9.57	0.9	—	—	—
20.99	SARs	101,890	8.92	0.1	25,473	8.92	—
21.05	SARs	400,000	9.88	0.2	—	—	—
23.19	SARs	20,000	9.18	—	—	—	—

Total SARs		901,265	9.62	1.2	27,817	8.92	—
nil	RSUs	1,871,703	9.54	40.3	83,351	8.89	1.8

Total		12,906,739	6.53	$215.6	7,906,377	5.20	$141.9

        The following table summarizes information about non-vested share awards under the 2007 Plan:

	Options		SARs		RSUs
	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2012	4,544,699	4.20	797,660	12.33	—	—

Granted	—	—	820,000	10.26	1,922,028	19.09
Vested	(1,923,950)	3.70	(27,816)	12.24	(84,913)	16.08
Forfeited	(258,126)	5.41	(58,540)	12.45	(48,763)	18.94
Cancelled	(24,062)	15.14	(657,855)	12.28	—	—

Non-vested as of December 31, 2012	2,338,561	4.37	873,449	10.43	1,788,352	19.23

        At December 31, 2012, there was RUR 1,425 ($46.9) of unamortized share-based compensation expense related to unvested share options, RSUs and SARs which is expected to be recognized over a weighted average period of 3.06 years. The Company expects that all but an insignificant portion of options and SARs outstanding will vest and therefore has not applied a forfeiture rate in estimating the total awards expected to vest. The Company expects 1,585,684 out of 1,788,352 RSUs to vest after December 31, 2012. To the extent the actual forfeiture rate is different from the Company's estimate, share-based compensation related to these awards will be different from our expectations.

  Ex-Plan Restricted Shares

        At December 31, 2012, there was nil of unamortized share-based compensation expense related to unvested restricted shares. The Company expects that all 11,424 restricted shares outstanding with a weighted average grant date fair value of $3.40 will not vest as they are subject to repurchase.

  Ex-Plan Options

        In January 2009, the Company hired certain former sales and product development employees of Mediaselling LLC ("Mediaselling"). The Company granted some of these former Mediaselling employees performance-based options to purchase an aggregate of 378,000 Class A shares.

        The following table summarizes activity for these ex-plan options:

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2011	289,600	€0.01

Exercised	(15,910)	0.01

Outstanding as of December 31, 2012	273,690	€0.01

        The following table summarizes information about non-vested ex-plan share options:

	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2011	189,000	$3.42

Vested	(36,400)	3.42

Non-vested as of December 31, 2012	152,600	$3.42

        As of December 31, 2012, these ex-plan options have a remaining contractual life of 6.37 years; 273,690 outstanding ex-plan options have an intrinsic value of RUR 179 ($5.9); 121,090 exercisable ex-plan options have an intrinsic value of RUR 79 ($2.6).

        At December 31, 2012, there was no unamortized share-based compensation expense related to unvested ex-plan options.

  Ex-plan RSUs

        In November 2011, the Company acquired SPB Software Group (Note 4) and subsequently granted 25,000 RSUs to some of the former SPB Software employees. Although these RSUs were granted ex-plan, they have the same vesting provisions as Share-Based Awards granted under the 2007 Plan. As of December 31, 2012, these ex-plan RSUs had a remaining contractual life of 8.97 years; 23,125 of these RSUs had an intrinsic value of RUR 15 ($0.5); 6,250 exercisable ex-plan RSUs had an intrinsic value of RUR 4 ($0.1). These RSUs had a grant date fair value of $16.94 per share, resulting in unamortized share-based compensation expense of RUR 9 ($0.3) that is expected to be recognized over a period of 3.00 years.

  Phantom Share Units

        In May 2011, the Company granted ex-plan to all of its employees 77,230 phantom share units vesting in full in December 2011. The award was fully exercised and settled in cash in December 2011. The Company recognized share-based compensation expense of RUR 43, related to this grant.

  Share-Based Compensation Expense

        The Company recognized share-based compensation expense of RUR 160, RUR 329 and RUR 376 ($12.4) for the years ended December 31, 2010, 2011 and 2012, respectively. The Company recognized nil, 27 and RUR 4 ($0.1) in related tax benefits for the years ended December 31, 2010, 2011 and 2012, respectively.